Schedule of condensed balance sheets of parent company (Details) - USD ($)		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 49,060,421	$ 48,516,765
Short-term investments			300,000
Prepayments, deposits and other receivables		26,957,511	34,225,239
Total current assets		82,532,410	103,361,724
Total assets		114,964,512	141,490,432
Current liabilities:
Accruals and other payables		35,657,510	53,988,231
Convertible bonds		1,750,000	10,000,000
Total current liabilities		136,664,051	173,862,148
Borrowings			2,506,974
Total liabilities		137,699,458	177,675,731
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2023 and 2022)	[1]	4,653	3,398
Additional paid-in capital	[1]	57,056,967	29,227,005
Accumulated deficit		(103,857,748)	(92,075,379)
Accumulated other comprehensive loss		(158,585)	88,366
Total shareholders’ deficit attributable to Seamless Group Inc.		(46,954,713)	(62,756,610)
Total liabilities and shareholders’ deficit		$ 114,964,512	141,490,432
Seamless Group Inc [Member]
Current assets:
Cash and cash equivalents			48,516,765	$ 62,798,729	[2]
Short-term investments			300,000	2,000,000	[2]
Prepayments, deposits and other receivables			34,225,239	37,563,550	[2]
Total current assets			103,361,724	121,206,663	[2]
Total assets			141,490,432	160,590,494	[2]
Current liabilities:
Accruals and other payables			53,988,231	58,946,385	[2]
Convertible bonds			10,000,000	9,192,140	[2]
Total current liabilities			173,862,148	172,652,016	[2]
Borrowings			2,506,974	7,879,279
Convertible bonds
Total liabilities			177,675,731	182,367,925	[2]
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2023 and 2022)			58,030	58,030	[2]
Additional paid-in capital			29,172,373	29,172,373	[2]
Accumulated deficit			(92,075,379)	(76,768,829)	[2]
Accumulated other comprehensive loss			88,366	61,298	[2]
Total shareholders’ deficit attributable to Seamless Group Inc.			(62,756,610)	(47,477,128)	[2]
Total liabilities and shareholders’ deficit			141,490,432	160,590,494	[2]
Parent Company [Member] | Seamless Group Inc [Member]
Current assets:
Cash and cash equivalents			130,634	78,968
Short-term investments
Prepayments, deposits and other receivables			76,492	66,245
Amounts due from subsidiaries			6,155,464	6,869,413
Amounts due from related parties			123,906	90,666
Total current assets			6,486,496	7,105,292
Investments in subsidiaries			20,682,970	26,470,719
Investment in an equity security
Total assets			27,169,466	33,576,011
Current liabilities:
Borrowings			11,162,844	11,577,451
Accruals and other payables			9,621,542	5,410,027
Amounts due to subsidiaries			7,302,130	2,640,735
Amounts due to related parties			49,472,617	49,900,344
Convertible bonds			10,000,001	9,192,141
Total current liabilities			87,559,134	78,720,698
Borrowings
Convertible bonds
Total liabilities			87,559,134	78,720,698
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2023 and 2022)			58,030	58,030
Additional paid-in capital			29,172,373	29,172,373
Accumulated deficit			(89,542,157)	(74,235,607)
Accumulated other comprehensive loss			(77,914)	(139,483)
Total shareholders’ deficit attributable to Seamless Group Inc.			(60,389,668)	(45,144,687)
Total liabilities and shareholders’ deficit			$ 27,169,466	$ 33,576,011

[1]	Retrospectively restated to reflect Reverse Recapitalization - see Note 2.
[2]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.